Schedule I - Condensed Statements of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Assets	$ 1,737	$ 14,757	$ 14,778
Total non-current assets	2,831	15,462
Current assets
Deposits, prepayments and deferred expenses	501	2,108
Financial assets at FVTPL	0	5,761
Cash and cash equivalents	9,766	32,056	32,675	$ 46,740
Total current assets	10,267	39,925
Total assets	13,098	55,387
Current liabilities
Other payables and accruals	7,166	9,162
Total current liabilities	7,399	13,556
Net current assets	2,868	26,369
Total assets less current liabilities	5,699	41,831
Non-current liabilities
Warrant liabilities	102	330
Total non-current liabilities	835	597
Net assets	4,864	41,234
Equity
Share capital	11	9
Share premium	666,528	661,474
Reserves	39,148	26,716
Accumulated losses	(700,823)	(646,965)
Total equity	4,864	41,234	(448,120)	(212,861)
Separate [Member]
Non-current assets
Assets	1,737	1,759
Amount due from subsidiaries	4,716	70,103
Total non-current assets	6,453	71,862
Current assets
Deposits, prepayments and deferred expenses	159	630
Financial assets at FVTPL	0	5,761
Cash and cash equivalents	6,486	2,330	$ 6,001	$ 32,861
Total current assets	6,645	8,721
Total assets	13,098	80,583
Current liabilities
Other payables and accruals	0	366
Total current liabilities	0	366
Net current assets	6,645	8,355
Total assets less current liabilities	13,098	80,217
Non-current liabilities
Warrant liabilities	102	330
Deficit in subsidiaries	8,132	38,653
Total non-current liabilities	8,234	38,983
Net assets	4,864	41,234
Equity
Share capital	11	9
Share premium	666,528	661,474
Reserves	39,148	26,716
Accumulated losses	(700,823)	(646,965)
Total equity	$ 4,864	$ 41,234